CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance (in shares) at Dec. 31, 2020		138,982,872
Beginning balance at Dec. 31, 2020	$ 1,457,785	$ 14	$ 940,507	$ 508,857	$ 8,407
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distribution paid to Former Parent	(42,000)			(42,000)
Share-based compensation	13,924		13,924
Other comprehensive income, net of tax	541				541
Net income	331,113			331,113
Ending balance (in shares) at Dec. 31, 2021		138,982,872
Ending balance at Dec. 31, 2021	1,761,363	$ 14	954,431	797,970	8,948
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distribution paid to Former Parent	(83,450)			(83,450)
Intercompany note to Former Parent (Note 11)	(50,136)			(50,136)
Share-based compensation	5,509		5,509
Recharge from Former Parent for share-based compensation	(18,734)		(18,734)
Other comprehensive income, net of tax	(18,617)				(18,617)
Net income	$ 232,354			232,354
Ending balance (in shares) at Dec. 31, 2022	138,982,872	138,982,872
Ending balance at Dec. 31, 2022	$ 1,828,289	$ 14	941,206	896,738	(9,669)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distribution paid to Former Parent	(443,318)			(443,318)
Share-based compensation	46,966		46,966
Recharge from Former Parent for share-based compensation	(3,165)		(3,165)
Sale of SharkNinja Co, Ltd. to Former Parent	(3,295)		(3,295)
Net issuance of equity awards (in shares)		100,497
Vesting of restricted stock units, net of shares withheld for taxes	(4,322)		(4,322)
Cash dividends declared ($1.08 per share)	(150,179)			(150,179)
Shareholder-funded executive bonuses	32,200		32,200
Other comprehensive income, net of tax	8,639				8,639
Net income	$ 167,078			167,078
Ending balance (in shares) at Dec. 31, 2023	139,083,369	139,083,369
Ending balance at Dec. 31, 2023	$ 1,478,893	$ 14	$ 1,009,590	$ 470,319	$ (1,030)